Consolidated Balance Sheets(USD ($)) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 116	$ 1,140
Fixed deposits maturing over three months	1,049	1,014
Trade receivables, net	2,480	2,759
Other receivables, deposits and prepayments	1,781	1,615
Receivable from affiliated party	166
Inventories	7,545	5,460
Financial instruments at fair value		54
Income tax recoverable	1,740	1,740
Total current assets	14,877	13,782
Investment in life insurance contract	131	127
Deposits - non current assets	293	288
Property, plant and equipment
Buildings	14,339	13,704
Construction-in-progress	3,183	2,616
Plant and machinery	11,276	21,565
Furniture, fixtures and equipment	1,170	3,521
Motor vehicles	589	444
Total property, plant and equipment	30,557	41,850
Less: accumulated depreciation and impairment	(18,105)	(33,551)
Property, plant and equipment, net	12,452	8,299
Intangible assets, net	4,387	4,590
Financial instruments at fair value - non current portion		37
Total assets	32,140	27,123
Current liabilities
Bank overdrafts - secured	630	180
Notes payable	2,527	2,276
Accounts payable	10,413	7,793
Accrued charges and deposits	2,597	2,329
Income tax liabilities	7	7
Payable to affiliated party	10
Short-term bank loans - secured	2,320	1,357
Financial instruments at fair value	119
Current portion of capital lease obligations	23
Total current liabilities	18,646	13,942
Financial instruments at fair value - non current portion	208
Capital lease obligations - non current portion	69
Income tax liabilities	2,595	2,595
Stockholders' equity
Common stock par value $0.003 per share authorized shares - 23,333,334 issued shares: 2013 and 2014 - 5,577,639, outstanding shares: 2013 and 2014 - 5,246,903	17	17
Additional paid-in capital	21,765	21,765
Treasury stock at cost: 2013 and 2014 - 330,736 shares	(1,462)	(1,462)
Accumulated deficit	(12,809)	(12,588)
Accumulated other comprehensive income	3,111	2,854
Total stockholders' equity	10,622	10,586
Total liabilities and stockholders' equity	$ 32,140	$ 27,123